Pacer S&P 500 Quality FCF R&D Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 7.4%
Alphabet, Inc. - Class C	37	$ 13,196
Electronic Arts, Inc.	152	31,899
Meta Platforms, Inc. - Class A	40	22,268
Trade Desk, Inc. - Class A (a)	848	15,298
		82,661

Consumer Discretionary - 4.4%
Airbnb, Inc. - Class A (a)	130	19,698
eBay, Inc.	122	13,909
Garmin Ltd.	55	16,158
		49,765

Financials - 2.4%
Coinbase Global, Inc. - Class A (a)	186	27,204

Health Care - 25.7% (b)
Amgen, Inc.	45	17,332
Biogen, Inc. (a)	107	21,716
Bristol-Myers Squibb Co.	310	20,246
DexCom, Inc. (a)	214	17,858
Edwards Lifesciences Corp. (a)	199	17,128
Eli Lilly & Co.	23	26,423
Gilead Sciences, Inc.	119	15,495
Incyte Corp. (a)	340	40,637
Johnson & Johnson	64	16,406
Merck & Co., Inc.	179	23,306
Pfizer, Inc.	466	11,655
Regeneron Pharmaceuticals, Inc.	34	25,929
Vertex Pharmaceuticals, Inc. (a)	70	33,397
		287,528

Information Technology - 60.0% (b)
Adobe, Inc. (a)	64	16,026
Advanced Micro Devices, Inc. (a)	87	41,425
Analog Devices, Inc.	37	13,594
Arista Networks, Inc. (a)	93	16,773
Autodesk, Inc. (a)	89	20,844
Broadcom, Inc.	40	15,571
Cadence Design System, Inc. (a)	112	38,082
Cisco Systems, Inc.	145	16,819
Crowdstrike Holdings, Inc. - Class A (a)	228	43,516
Datadog, Inc. - Class A (a)	279	74,764
F5, Inc. (a)	54	21,739
GoDaddy, Inc. - Class A (a)	201	16,631
Intuit, Inc.	38	12,011
Keysight Technologies, Inc. (a)	47	14,997
Microchip Technology, Inc.	211	15,675
Monolithic Power Systems, Inc.	9	12,834
NetApp, Inc.	128	22,848
NVIDIA Corp.	74	14,856
NXP Semiconductors NV	75	17,187
Palantir Technologies, Inc. - Class A (a)	115	14,152

Palo Alto Networks, Inc. (a)	122		40,483
PTC, Inc. (a)	107		14,680
QUALCOMM, Inc.	150		22,142
salesforce.com, Inc.	73		13,433
ServiceNow, Inc. (a)	217		24,137
Skyworks Solutions, Inc.	213		13,266
Synopsys, Inc. (a)	78		30,323
Teradyne, Inc.	34		12,501
Workday, Inc. - Class A (a)	260		41,688
			672,997
TOTAL COMMON STOCKS (Cost $1,038,307)			1,120,155

TOTAL INVESTMENTS - 99.9% (Cost $1,038,307)			1,120,155
Other Assets in Excess of Liabilities - 0.1%		0.00111	1,248
TOTAL NET ASSETS - 100.0%			$ 1,121,403

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P 500 Quality FCF R&D Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,120,155	$ –	$ –	$ 1,120,155
Total Investments	$ 1,120,155	$ –	$ –	$ 1,120,155

Refer to the Schedule of Investments for further disaggregation of investment categories.